Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	1290 FUNDS
Entity Central Index Key	0001605941
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	1290 AVANTIS® U.S. LARGE CAP GROWTH FUND
Class Name	CLASS A
Trading Symbol	TNRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 Avantis ® U.S. Large Cap Growth Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]

What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class A	$101	0.90%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?
The Fund’s Class A shares returned 25.04% (without sales charge) for the year ended October 31, 2025.
What helped performance during the year?
• The Fund’s emphasis on companies with higher book-to-market characteristics within the eligible universe contributed to relative performance as these companies outperformed lower book-to-market companies within the large growth universe. The Fund’s exclusion of real estate investment trusts (REITs) also aided results, as REITs underperformed during the period.
What hurt performance during the year?
• While high book-to-market companies outperformed, high profitability companies lagged. Combined, companies with both traits underperformed. This hurt relative performance because the Fund overweights such companies and underweights those with low book-to-market and low profitability, which significantly outperformed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2025	1 Year	Since Inception*
1290 Avantis ® U.S. Large Cap Growth Fund (Class A)
without Sales Charge	25.04%	28.15%
with Sales Charge	18.19%	24.43%
Russell 1000 ® Index	21.14%	25.00%
Russell 1000 ® Growth Index	30.52%	31.47%
*	Date of inception: November 30, 2023

Performance Inception Date	Nov. 30, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.
Net Assets	$ 209,205,202
Holdings Count | Holding	184
Advisory Fees Paid, Amount	$ 654,913
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Stat ist ics (as of October 31, 2025)

Net Assets	$209,205,202

Number of Portfolio Holdings	184

Total Investment Advisory Fees Paid	$654,913

Portfolio Turnover Rate	4%

Holdings [Text Block]

What did the Fund invest in?
(as of October 31, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	49.4%

Consumer Discretionary	14.2%

Communication Services	13.0%

Industrials	6.6%

Financials	5.9%

Health Care	5.2%

Consumer Staples	2.7%

Energy	1.4%

Utilities	0.7%

Materials	0.4%

Short-Term Investments	0.2%

Cash and Other Assets Less Liabilities	0.3%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	12.1%

Apple, Inc.	10.5%

Microsoft Corp.	10.0%

Amazon.com, Inc.	6.0%

Broadcom, Inc.	4.6%

Alphabet, Inc., Class A	4.4%

Meta Platforms, Inc., Class A	4.0%

Alphabet, Inc., Class C	3.6%

Lam Research Corp.	1.5%

Mastercard, Inc., Class A	1.4%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	12.1%

Apple, Inc.	10.5%

Microsoft Corp.	10.0%

Amazon.com, Inc.	6.0%

Broadcom, Inc.	4.6%

Alphabet, Inc., Class A	4.4%

Meta Platforms, Inc., Class A	4.0%

Alphabet, Inc., Class C	3.6%

Lam Research Corp.	1.5%

Mastercard, Inc., Class A	1.4%

1290 AVANTIS® U.S. LARGE CAP GROWTH FUND - CLASS I
Shareholder Report [Line Items]
Fund Name	1290 AVANTIS® U.S. LARGE CAP GROWTH FUND
Class Name	CLASS I
Trading Symbol	TNXIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 Avantis ® U.S. Large Cap Growth Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]

What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class I	$73	0.65%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
The Fund’s Class I shares returned 25.31% for the year ended October 31, 2025.
What helped performance during the year?
• The Fund’s emphasis on companies with higher book-to-market characteristics within the eligible universe contributed to relative performance as these companies outperformed lower book-to-market companies within the large growth universe. The Fund’s exclusion of real estate investment trusts (REITs) also aided results, as REITs underperformed during the period.
What hurt performance during the year?
• While high book-to-market companies outperformed, high profitability companies lagged. Combined, companies with both traits underperformed. This hurt relative performance because the Fund overweights such companies and underweights those with low book-to-market and low profitability, which significantly outperformed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 10/31/25	1 Year	5 Years	Since Inception*
1290 Avantis ® U.S. Large Cap Growth Fund (Class I)	25.31%	15.62%	11.54%
Russell 1000 ® Index	21.14%	17.05%	14.63%
Russell 1000 ® Growth Index	30.52%	19.24%	19.49%
*	Date of inception: February 27, 2017

Performance Inception Date	Feb. 27, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.
Net Assets	$ 209,205,202
Holdings Count | Holding	184
Advisory Fees Paid, Amount	$ 654,913
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Stat istics (as of October 31, 2025)

Net Assets	$209,205,202

Number of Portfolio Holdings	184

Total Investment Advisory Fees Paid	$654,913

Portfolio Turnover Rate	4%

Holdings [Text Block]

What did the Fund i
nv
est in?
(as of October 31, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	49.4%

Consumer Discretionary	14.2%

Communication Services	13.0%

Industrials	6.6%

Financials	5.9%

Health Care	5.2%

Consumer Staples	2.7%

Energy	1.4%

Utilities	0.7%

Materials	0.4%

Short-Term Investments	0.2%

Cash and Other Assets Less Liabilities	0.3%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	12.1%

Apple, Inc.	10.5%

Microsoft Corp.	10.0%

Amazon.com, Inc.	6.0%

Broadcom, Inc.	4.6%

Alphabet, Inc., Class A	4.4%

Meta Platforms, Inc., Class A	4.0%

Alphabet, Inc., Class C	3.6%

Lam Research Corp.	1.5%

Mastercard, Inc., Class A	1.4%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	12.1%

Apple, Inc.	10.5%

Microsoft Corp.	10.0%

Amazon.com, Inc.	6.0%

Broadcom, Inc.	4.6%

Alphabet, Inc., Class A	4.4%

Meta Platforms, Inc., Class A	4.0%

Alphabet, Inc., Class C	3.6%

Lam Research Corp.	1.5%

Mastercard, Inc., Class A	1.4%

1290 DIVERSIFIED BOND FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	1290 DIVERSIFIED BOND FUND
Class Name	CLASS A
Trading Symbol	TNUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 Diversified Bond Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]

What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class A	$78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
The Fund’s Class A shares returned 7.51% (without sales charge) for the year ended October 31, 2025.
What helped performance during the year?
• The Fund’s overweight to Mexican sovereign debt added to performance over the past year.
• The Fund’s German bund duration position added to performance over the past year.
• The Fund’s overweight to US Non-Agency MBS added to performance over the past year.
• The fund’s long Euro position added to performance over the past year.
What hurt performance during the year?
• The Fund’s underweight to U.S. Corporates detracted from performance over the past year.
• The Fund’s U.S. treasury yield curve positioning detracted from performance over the past year.
• The Fund’s overweight to US Govt Agency MBS detracted from performance over the past year.
• The Fund’s exposure to the Japanese yen detracted from performance over the past year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2025	1 Year	5 Years	10 Years
1290 Diversified Bond Fund (Class A)
without Sales Charge	7.51%	0.32%	2.82%
with Sales Charge	2.63%	-0.59%	2.35%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.1290funds.com/resources/# shareholderReports for most recent performance information.
Net Assets	$ 564,982,642
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 1,269,451
Investment Company, Portfolio Turnover	208.00%
Additional Fund Statistics [Text Block]	Fund Statist ics (as of October 31, 2025)

Net Assets	$564,982,642

Number of Portfolio Holdings	88

Total Investment Advisory Fees Paid	$1,269,451

Portfolio Turnover Rate	208%

Holdings [Text Block]	What did the Fund inv est in? (as of October 31, 2025)

Sector Weightings (as a % of Net Assets)

1290 DIVERSIFIED BOND FUND - CLASS I
Shareholder Report [Line Items]
Fund Name	1290 DIVERSIFIED BOND FUND
Class Name	CLASS I
Trading Symbol	TNUIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 Diversified Bond Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]

What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class I	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its
perf
ormance?
The Fund’s Class I shares returned 7.82% for the year ended October 31, 2025.
What helped performance during the year?
• The Fund’s overweight to Mexican sovereign debt added to performance over the past year.
• The Fund’s German bund duration position added to performance over the past year.
• The Fund’s overweight to US Non-Agency MBS added to performance over the past year.
• The fund’s long Euro position added to performance over the past year.
What hurt performance during the year?
• The Fund’s underweight to U.S. Corporates detracted from performance over the past year.
• The Fund’s U.S. treasury yield curve positioning detracted from performance over the past year.
• The Fund’s overweight to US Govt Agency MBS detracted from performance over the past year.
• The Fund’s exposure to the Japanese yen detracted from performance over the past year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 10/31/25	1 Year	5 Years	10 Years
1290 Diversified Bond Fund (Class I)	7.82%	0.55%	3.07%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.
Net Assets	$ 564,982,642
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 1,269,451
Investment Company, Portfolio Turnover	208.00%
Additional Fund Statistics [Text Block]	Fund Stati stics (as of October 31, 2025)

Net Assets	$564,982,642

Number of Portfolio Holdings	88

Total Investment Advisory Fees Paid	$1,269,451

Portfolio Turnover Rate	208%

Holdings [Text Block]	What did the Fund i nv est in? (as of October 31, 2025)

Sector Weightings (as a % of Net Assets)

1290 DIVERSIFIED BOND FUND - CLASS R
Shareholder Report [Line Items]
Fund Name	1290 DIVERSIFIED BOND FUND
Class Name	CLASS R
Trading Symbol	TNURX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 Diversified Bond Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$104	1.00%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
The Fund’s Class R shares returned 7.22% for the year ended October 31, 2025.
What helped performance during the year?
•
The Fund’s overweight to Mexican sovereign debt added to performance over the past year.
•
The Fund’s German bund duration position added to performance over the past year.
•
The Fund’s overweight to US Non-Agency MBS added to performance over the past year.
•
The fund’s long Euro position added to performance over the past year.
What hurt performance during the year?
•
The Fund’s underweight to U.S. Corporates detracted from performance over the past year.
•
The Fund’s U.S. treasury yield curve positioning detracted from performance over the past year.
•
The Fund’s overweight to US Govt Agency MBS detracted from performance over the past year.
• The Fund’s exposure to the Japanese yen detracted from performance over the past year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 10/31/25	1 Year	5 Years	10 Years
1290 Diversified Bond Fund (Class R)	7.22%	0.07%	2.55%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.
Net Assets	$ 564,982,642
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 1,269,451
Investment Company, Portfolio Turnover	208.00%
Additional Fund Statistics [Text Block]

Fund Sta tist ics
(as of October 31, 2025)
Net Assets	$564,982,642
Number of Portfolio Holdings	88
Total Investment Advisory Fees Paid	$1,269,451
Portfolio Turnover Rate	208%

Holdings [Text Block]	What did the Fund invest in? (as of October 31, 2025) Sector Weightings (as a % of Net Assets)
1290 ESSEX SMALL CAP GROWTH FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	1290 ESSEX SMALL CAP GROWTH FUND
Class Name	CLASS A
Trading Symbol	ESCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 Essex Small Cap Growth Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$138	1.13%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
The Fund’s Class A shares returned 43.71% (without sales charge) for the year ended October 31, 2025.
What helped performance during the year?
• Healthcare was the largest positive contributor during the period as the Fund benefitted from positioning in specialty pharmaceuticals and biotech companies as well as exposure to innovative medical technologies, particularly in the area of personalized medicine. The Fund was rewarded for it’s patience in healthcare exposure as this sector, which had been out of favor, regained investor enthusiasm.
• Industrials were the second largest positive contributor over the period as the Fund benefitted from positioning in smart defense spending, the build out of data centers, the investment in the US power grid, and the reshoring of manufacturing in the US.
• Financial Services, a small sector for the Fund, was a strong contributor to performance as selective exposure to insurance and investment banking added significant value.
What hurt performance during the year?
• Market cap footprint, which is much smaller than the benchmark, continued to be a headwind to performance with over 70% of benchmark over $2.5B market cap while the Fund is over 70% less than $2.5B average market cap.
• Materials detracted from performance as the Fund only has two names in this sector. Sector performance was negatively impacted by not owning gold stocks and rare earth stocks during this period.
• Technology was broadly positive for the Fund. However, performance was negatively impacted by software holdings, as the AI trade caused downward price pressure on software companies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2025	1 Year	Since Inception*
1290 Essex Small Cap Growth Fund (Class A)
without Sales Charge	43.71%	18.34%
with Sales Charge	35.84%	16.34%
Russell 3000 ® Index	20.81%	20.07%
Russell 2000 ® Growth Index	18.81%	15.47%
*	Date of inception: July 11, 2022

Performance Inception Date	Jul. 11, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.
Net Assets	$ 96,895,702
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 291,866
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]

Fund Sta tistics
(as of October 31, 2025)
Net Assets	$96,895,702
Number of Portfolio Holdings	104
Total Investment Advisory Fees Paid	$291,866
Portfolio Turnover Rate	55%

Holdings [Text Block]

What did the Fund in
v
est in?
(as of October 31, 2025)

Sector Weightings (as a % of Net Assets)		Market Capitalization (as a % of Net Assets)

Industrials	33.0%
Health Care	24.1%
Information Technology	22.9%
Financials	5.0%
Consumer Discretionary	4.3%
Energy	3.0%
Communication Services	2.8%
Consumer Staples	1.4%
Materials	0.4%
Exchange Traded Funds	0.7%
Short-Term Investments	3.5%
Cash and Other Assets Less Liabilities	-1.1%

1290 ESSEX SMALL CAP GROWTH FUND - CLASS I
Shareholder Report [Line Items]
Fund Name	1290 ESSEX SMALL CAP GROWTH FUND
Class Name	CLASS I
Trading Symbol	ESCJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 Essex Small Cap Growth Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]

What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class I	$107	0.88%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
How did the Fund
perform
last year and what affected its performance?
The Fund’s Class I shares returned 44.04% for the year ended October 31, 2025.
What helped performance during the year?
• Healthcare was the largest positive contributor during the period as the Fund benefitted from positioning in specialty pharmaceuticals and biotech companies as well as exposure to innovative medical technologies, particularly in the area of personalized medicine. The Fund was rewarded for it’s patience in healthcare exposure as this sector, which had been out of favor, regained investor enthusiasm.
• Industrials were the second largest positive contributor over the period as the Fund benefitted from positioning in smart defense spending, the build out of data centers, the investment in the US power grid, and the reshoring of manufacturing in the US.
• Financial Services, a small sector for the Fund, was a strong contributor to performance as selective exposure to insurance and investment banking added significant value.
What hurt performance during the year?
• Market cap footprint, which is much smaller than the benchmark, continued to be a headwind to performance with over 70% of benchmark over $2.5B market cap while the Fund is over 70% less than $2.5B average market cap.
• Materials detracted from performance as the Fund only has two names in this sector. Sector performance was negatively impacted by not owning gold stocks and rare earth stocks during this period.
• Technology was broadly positive for the Fund. However, performance was negatively impacted by software holdings, as the AI trade caused downward price pressure on so ftware
companies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 10/31/25	1 Year	Since Inception*
1290 Essex Small Cap Growth Fund (Class I)	44.04%	18.63%
Russell 3000 ® Index	20.81%	20.07%
Russell 2000 ® Growth Index	18.81%	15.47%
*	Date of inception: July 11, 2022

Performance Inception Date	Jul. 11, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.
Net Assets	$ 96,895,702
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 291,866
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]

Fund St atis tics
(as of October 31, 2025)
Net Assets	$96,895,702
Number of Portfolio Holdings	104
Total Investment Advisory Fees Paid	$291,866
Portfolio Turnover Rate	55%

Holdings [Text Block]

What did the Fund in
ves
t in?
(as of October 31, 2025)

Sector Weightings (as a % of Net Assets)		Market Capitalization (as a % of Net Assets)

Industrials	33.0%
Health Care	24.1%
Information Technology	22.9%
Financials	5.0%
Consumer Discretionary	4.3%
Energy	3.0%
Communication Services	2.8%
Consumer Staples	1.4%
Materials	0.4%
Exchange Traded Funds	0.7%
Short-Term Investments	3.5%
Cash and Other Assets Less Liabilities	-1.1%

1290 ESSEX SMALL CAP GROWTH FUND - CLASS R
Shareholder Report [Line Items]
Fund Name	1290 ESSEX SMALL CAP GROWTH FUND
Class Name	CLASS R
Trading Symbol	ESCKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 Essex Small Cap Growth Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$168	1.38%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
The Fund’s Class R shares returned 43.38% for the year ended October 31, 2025.
What helped performance during the year?
• Healthcare was the largest positive contributor during the period as the Fund benefitted from positioning in specialty pharmaceuticals and biotech companies as well as exposure to innovative medical technologies, particularly in the area of personalized medicine. The Fund was rewarded for it’s patience in healthcare exposure as this sector, which had been out of favor, regained investor enthusiasm.
• Industrials were the second largest positive contributor over the period as the Fund benefitted from positioning in smart defense spending, the build out of data centers, the investment in the US power grid, and the reshoring of manufacturing in the US.
• Financial Services, a small sector for the Fund, was a strong contributor to performance as selective exposure to insurance and investment banking added significant value.
What hurt performance during the year?
• Market cap footprint, which is much smaller than the benchmark, continued to be a headwind to performance with over 70% of benchmark over $2.5B market cap while the Fund is over 70% less than $2.5B average market cap.
• Materials detracted from performance as the Fund only has two names in this sector. Sector performance was negatively impacted by not owning gold stocks and rare earth stocks during this period.
• Technology was broadly positive for the Fund. However, performance was negatively impacted by software holdings, as the AI trade caused downward price pressure on software companies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 10/31/25	1 Year	Since Inception*
1290 Essex Small Cap Growth Fund (Class R)	43.38%	18.05%
Russell 3000 ® Index	20.81%	20.07%
Russell 2000 ® Growth Index	18.81%	15.47%
*	Date of inception: July 11, 2022

Performance Inception Date	Jul. 11, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.
Net Assets	$ 96,895,702
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 291,866
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of October 31, 2025)
Net Assets	$96,895,702
Number of Portfolio Holdings	104
Total Investment Advisory Fees Paid	$291,866
Portfolio Turnover Rate	55%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)

Sector Weightings (as a % of Net Assets)

Industrials	33.0%

Health Care	24.1%

Information Technology	22.9%

Financials	5.0%

Consumer Discretionary	4.3%

Energy	3.0%

Communication Services	2.8%

Consumer Staples	1.4%

Materials	0.4%

Exchange Traded Funds	0.7%

Short-Term Investments	3.5%

Cash and Other Assets Less Liabilities	-1.1%

Market Capitalization (as a % of Net Assets)

1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	1290 GAMCO SMALL/MID CAP VALUE FUND
Class Name	CLASS A
Trading Symbol	TNVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 GAMCO Small/Mid Cap Value Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$124	1.20%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
The Fund’s Class A shares returned 7.97% (without sales charge) for the year ended October 31, 2025.
What helped performance during the year?
• Industrial company performance was the largest contributor to absolute and relative returns for the Fund during the period, delivering more than 2% of excess return relative to the benchmark.
• The Fund’s stock selection in the communication services and consumer discretionary sector holdings were strong contributors to relative returns for the period.
What hurt performance during the year?
• Financial sector holdings were the largest detractors from relative performance for the period, mainly driven by lower Fund allocation to the sector.
• The Fund’s lower exposure to information technology companies hurt relative performance during the period.
• The Fund’s lower exposure to energy companies detracted slightly from relative returns during the period. GAMCO’s investment philosophy focuses on value-oriented fundamental analysis, which steered it away from energy companies during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2025	1 Year	5 Years	10 Years
1290 GAMCO Small/Mid Cap Value Fund (Class A)
without Sales Charge	7.97%	13.89%	8.86%
with Sales Charge	2.01%	12.62%	8.24%
Russell 3000 ® Index	20.81%	16.74%	14.08%
Russell 2500 ® Value Index	10.11%	14.39%	9.02%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.
Net Assets	$ 180,626,135
Holdings Count | Holding	183
Advisory Fees Paid, Amount	$ 835,029
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of October 31, 2025)
Net Assets	$180,626,135
Number of Portfolio Holdings	183
Total Investment Advisory Fees Paid	$835,029
Portfolio Turnover Rate	10%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)

Sector Weightings (as a % of Net Assets)

Industrials	33.2%

Communication Services	18.3%

Consumer Discretionary	17.8%

Consumer Staples	7.0%

Materials	7.0%

Utilities	4.9%

Health Care	2.2%

Financials	2.0%

Information Technology	2.0%

Energy	1.0%

Real Estate	0.7%

Short-Term Investments	4.9%

Cash and Other Assets Less Liabilities	-1.0%

Top Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	4.4%

Mueller Industries, Inc.	2.6%

Advance Auto Parts, Inc.	2.3%

Telesat Corp.	1.9%

Madison Square Garden Sports Corp.	1.9%

Crane Co.	1.9%

National Fuel Gas Co.	1.9%

Modine Manufacturing Co.	1.7%

Herc Holdings, Inc.	1.7%

Astec Industries, Inc.	1.7%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	4.4%

Mueller Industries, Inc.	2.6%

Advance Auto Parts, Inc.	2.3%

Telesat Corp.	1.9%

Madison Square Garden Sports Corp.	1.9%

Crane Co.	1.9%

National Fuel Gas Co.	1.9%

Modine Manufacturing Co.	1.7%

Herc Holdings, Inc.	1.7%

Astec Industries, Inc.	1.7%

1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS I
Shareholder Report [Line Items]
Fund Name	1290 GAMCO SMALL/MID CAP VALUE FUND
Class Name	CLASS I
Trading Symbol	TNVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 GAMCO Small/Mid Cap Value Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$98	0.95%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
The Fund’s Class I shares returned 8.20% for the year ended October 31, 2025.
What helped performance during the year?
• Industrial company performance was the largest contributor to absolute and relative returns for the Fund during the period, delivering more than 2% of excess return relative to the benchmark.
• The Fund’s stock selection in the communication services and consumer discretionary sector holdings were strong contributors to relative returns for the period.
What hurt performance during the year?
• Financial sector holdings were the largest detractors from relative performance for the period, mainly driven by lower Fund allocation to the sector.
• The Fund’s lower exposure to information technology companies hurt relative performance during the period.
• The Fund’s lower exposure to energy companies detracted slightly from relative returns during the period. GAMCO’s investment philosophy focuses on value-oriented fundamental analysis, which steered it away from energy companies during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 10/31/25	1 Year	5 Years	10 Years
1290 GAMCO Small/Mid Cap Value Fund (Class I)	8.20%	14.18%	9.13%
Russell 3000 ® Index	20.81%	16.74%	14.08%
Russell 2500 ® Value Index	10.11%	14.39%	9.02%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.
Net Assets	$ 180,626,135
Holdings Count | Holding	183
Advisory Fees Paid, Amount	$ 835,029
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of October 31, 2025)
Net Assets	$180,626,135
Number of Portfolio Holdings	183
Total Investment Advisory Fees Paid	$835,029
Portfolio Turnover Rate	10%

Holdings [Text Block]

What did the Fund inv
e
st in?
(as of October 31, 2025)

Sector Weightings (as a % of Net Assets)

Industrials	33.2%

Communication Services	18.3%

Consumer Discretionary	17.8%

Consumer Staples	7.0%

Materials	7.0%

Utilities	4.9%

Health Care	2.2%

Financials	2.0%

Information Technology	2.0%

Energy	1.0%

Real Estate	0.7%

Short-Term Investments	4.9%

Cash and Other Assets Less Liabilities	-1.0%

Top Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	4.4%

Mueller Industries, Inc.	2.6%

Advance Auto Parts, Inc.	2.3%

Telesat Corp.	1.9%

Madison Square Garden Sports Corp.	1.9%

Crane Co.	1.9%

National Fuel Gas Co.	1.9%

Modine Manufacturing Co.	1.7%

Herc Holdings, Inc.	1.7%

Astec Industries, Inc.	1.7%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	4.4%

Mueller Industries, Inc.	2.6%

Advance Auto Parts, Inc.	2.3%

Telesat Corp.	1.9%

Madison Square Garden Sports Corp.	1.9%

Crane Co.	1.9%

National Fuel Gas Co.	1.9%

Modine Manufacturing Co.	1.7%

Herc Holdings, Inc.	1.7%

Astec Industries, Inc.	1.7%

1290 GAMCO SMALL/MID CAP VALUE FUND - CLASS R
Shareholder Report [Line Items]
Fund Name	1290 GAMCO SMALL/MID CAP VALUE FUND
Class Name	CLASS R
Trading Symbol	TNVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder repor t contains important information about the 1290 GAMCO Small/Mid Cap Value Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]

What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class R	$150	1.45%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?
The Fund’s Class R shares returned 7.67% for the year ended October 31, 2025.
What helped performance during the year?
•
Industrial company performance was the largest contributor to absolute and relative returns for the Fund during the period, delivering more than 2% of excess return relative to the benchmark.
•
The Fund’s stock selection in the communication services and consumer discretionary sector holdings were strong contributors to relative returns for the period.
What hurt performance during the year?
•
Financial sector holdings were the largest detractors from relative performance for the period, mainly driven by lower Fund allocation to the sector.
•
The Fund’s lower exposure to information technology companies hurt relative performance during the period.
•
The Fund’s lower exposure to energy companies detracted slightly from relative returns during the period. GAMCO’s investment philosophy focuses on value-oriented fundamental analysis, which steered it away from energy companies during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 10/31/25	1 Year	5 Years	10 Years
1290 GAMCO Small/Mid Cap Value Fund (Class R)	7.67%	13.62%	8.59%
Russell 3000 ® Index	20.81%	16.74%	14.08%
Russell 2500 ® Value Index	10.11%	14.39%	9.02%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.
Net Assets	$ 180,626,135
Holdings Count | Holding	183
Advisory Fees Paid, Amount	$ 835,029
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of October 31, 2025)

Net Assets	$180,626,135

Number of Portfolio Holdings	183

Total Investment Advisory Fees Paid	$835,029

Portfolio Turnover Rate	10%

Holdings [Text Block]

What did the Fund invest in?
(as of October 31, 2025)

Sector Weightings (as a % of Net Assets)

Industrials	33.2%

Communication Services	18.3%

Consumer Discretionary	17.8%

Consumer Staples	7.0%

Materials	7.0%

Utilities	4.9%

Health Care	2.2%

Financials	2.0%

Information Technology	2.0%

Energy	1.0%

Real Estate	0.7%

Short-Term Investments	4.9%

Cash and Other Assets Less Liabilities	-1.0%

Top Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	4.4%

Mueller Industries, Inc.	2.6%

Advance Auto Parts, Inc.	2.3%

Telesat Corp.	1.9%

Madison Square Garden Sports Corp.	1.9%

Crane Co.	1.9%

National Fuel Gas Co.	1.9%

Modine Manufacturing Co.	1.7%

Herc Holdings, Inc.	1.7%

Astec Industries, Inc.	1.7%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	4.4%

Mueller Industries, Inc.	2.6%

Advance Auto Parts, Inc.	2.3%

Telesat Corp.	1.9%

Madison Square Garden Sports Corp.	1.9%

Crane Co.	1.9%

National Fuel Gas Co.	1.9%

Modine Manufacturing Co.	1.7%

Herc Holdings, Inc.	1.7%

Astec Industries, Inc.	1.7%

1290 HIGH YIELD BOND FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	1290 HIGH YIELD BOND FUND
Class Name	CLASS A
Trading Symbol	TNHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 High Yield Bond Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]

What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class A	$104	1.00%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
The Fund’s Class A shares returned 7.14% (without sales charge) for the year ended October 31, 2025.
What helped performance during the year?
•
Security selection in the highest yielding (lower quality) segment of the market was the largest positive contributor to relative performance.
• Looking at performance by sector, Technology & Electronics and Energy were the top positive contributors to relative performance due mostly to security selection.
• On an individual security basis, Cloud Software Group’s 9.0% note due 2029 (0.90%) was the top contributor to the Fund’s performance.
What hurt performance during the year?
• The top detractor from relative performance was selection in the better-quality intermediate duration segment of the market.
• Looking at performance by sector, an underweight within Telecommunications and security selection in Media were the top detractors.
• On an individual security basis, Ardagh’s 6.5% note due 2027 (no longer held as of 10/31/25) was the bottom contributor to the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2025	1 Year	5 Years	10 Years
1290 High Yield Bond Fund (Class A)
without Sales Charge	7.14%	4.66%	5.10%
with Sales Charge	2.33%	3.71%	4.62%
ICE BofA U.S. High Yield Index	8.11%	5.53%	5.83%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.
Net Assets	$ 88,864,477
Holdings Count | Holding	285
Advisory Fees Paid, Amount	$ 174,265
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of October 31, 2025)

Net Assets	$88,864,477

Number of Portfolio Holdings	285

Total Investment Advisory Fees Paid	$174,265

Portfolio Turnover Rate	37%

Holdings [Text Block]	What did the Fund invest in? (as of October 31, 2025)

Credit Quality Ratings (as a % of Net Assets)

1290 HIGH YIELD BOND FUND CLASS I
Shareholder Report [Line Items]
Fund Name	1290 HIGH YIELD BOND FUND
Class Name	CLASS I
Trading Symbol	TNHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 High Yield Bond Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]

What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class I	$78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance
?
The Fund’s Class I shares returned 7.40% for the year ended October 31, 2025.
What helped performance during the year?
•
Security selection in the highest yielding (lower quality) segment of the market was the largest positive contributor to relative performance.
• Looking at performance by sector, Technology & Electronics and Energy were the top positive contributors to relative performance due mostly to security selection.
• On an individual security basis, Cloud Software Group’s 9.0% note due 2029 (0.90%) was the top contributor to the Fund’s performance.
What hurt performance during the year?
• The top detractor from relative performance was selection in the better-quality intermediate duration segment of the market.
• Looking at performance by sector, an underweight within Telecommunications and security selection in Media were the top detractors.
• On an individual security basis, Ardagh’s 6.5% note due 2027 (no longer held as of 10/31/25) was the bottom contributor to the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 10/31/25	1 Year	5 Years	10 Years
1290 High Yield Bond Fund (Class I)	7.40%	4.94%	5.37%
ICE BofA U.S. High Yield Index	8.11%	5.53%	5.83%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.
Net Assets	$ 88,864,477
Holdings Count | Holding	285
Advisory Fees Paid, Amount	$ 174,265
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of October 31, 2025)

Net Assets	$88,864,477

Number of Portfolio Holdings	285

Total Investment Advisory Fees Paid	$174,265

Portfolio Turnover Rate	37%

Holdings [Text Block]	What did the Fund invest in? (as of October 31, 2025) Credit Quality Ratings (as a % of Net Assets)

1290 High Yield Bond Fund - Class R
Shareholder Report [Line Items]
Fund Name	1290 HIGH YIELD BOND FUND
Class Name	CLASS R
Trading Symbol	TNHRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 High Yield Bond Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	//www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]

What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class R	$129	1.25%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
The Fund’s Class R shares returned 6.75% for the year ended October 31, 2025.
What helped performance during the year?
•
Security selection in the highest yielding (lower quality) segment of the market was the largest positive contributor to relative performance.
• Looking at performance by sector, Technology & Electronics and Energy were the top positive contributors to relative performance due mostly to security selection.
• On an individual security basis, Cloud Software Group’s 9.0% note due 2029 (0.90%) was the top contributor to the Fund’s performance.
What hurt performance during the year?
• The top detractor from relative performance was selection in the better-quality intermediate duration segment of the market.
• Looking at performance by sector, an underweight within Telecommunications and security selection in Media were the top detractors.
• On an individual security basis, Ardagh’s 6.5% note due 2027 (no longer held as of 10/31/25) was the bottom contributor to the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 10/31/25	1 Year	5 Years	10 Years
1290 High Yield Bond Fund (Class R)	6.75%	4.40%	4.84%
ICE BofA U.S. High Yield Index	8.11%	5.53%	5.83%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.
Net Assets	$ 88,864,477
Holdings Count | Holding	285
Advisory Fees Paid, Amount	$ 174,265
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of October 31, 2025)

Net Assets	$88,864,477

Number of Portfolio Holdings	285

Total Investment Advisory Fees Paid	$174,265

Portfolio Turnover Rate	37%

Holdings [Text Block]	What did the Fund invest in? (as of October 31, 2025 ) Credit Quality Ratings (as a % of Net Assets)

1290 Loomis Sayles Multi-Asset Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND
Class Name	CLASS A
Trading Symbol	TNXAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 Loomis Sayles Multi-Asset Income Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]

What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class A	$110	1.05%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
The Fund’s Class A shares returned 8.62% (without sales charge) for the year ended
October 31, 2025.
What helped performance during the year?
•
The Fund delivered positive absolute and relative performance, led by an overweight allocation to dividend-paying equities.
• Security selection was strong overall, and particularly within investment grade corporates and dividend-paying equities.
What hurt performance during the year?
• BuyWrites (covered calls on equities) detracted on a relative basis, due to an underweight allocation.
• The Fund’s underweight allocation to high-yield corporates detracted from performance, with security selection partially offsetting the detraction.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2025	1 Year	5 Years	Since Inception*
1290 Loomis Sayles Multi-Asset Income Fund (Class A)
without Sales Charge	8.62%	6.87%	7.09%
with Sales Charge	3.75%	5.66%	6.47%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.85%
1290 Multi-Asset Income Index **	8.71%	6.03%	5.72%
MSCI World High Dividend Yield Index	10.18%	11.24%	8.26%
Cboe S&P 500 BuyWrite Index	11.48%	10.91%	7.33%
Bloomberg U.S. Corporate High Yield Index	8.16%	5.47%	6.45%

*	Date of inception: March 7, 2016
**
The 1290 Multi-Asset Income Index is a hypothetical combination of unmanaged indexes composed of the Bloomberg U.S. Aggregate Bond Index (30%); the MSCI World High Dividend Yield Index (20%); the Cboe S&P 500 BuyWrite Index SM (20%); and the Bloomberg U.S. Corporate High Yield Index (30%).

Performance Inception Date	Mar. 07, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.
Net Assets	$ 92,450,406
Holdings Count | Holding	675
Advisory Fees Paid, Amount	$ 74,983
Investment Company, Portfolio Turnover	191.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of October 31, 2025)

Net Assets	$92,450,406

Number of Portfolio Holdings	675

Total Investment Advisory Fees Paid	$74,983

Portfolio Turnover Rate	191%

Holdings [Text Block]	What did the Fund invest in? (as of October 31, 2025) Asset Allocation (as a % of Net Assets)

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND - CLASS I
Shareholder Report [Line Items]
Fund Name	1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND
Class Name	CLASS I
Trading Symbol	TNVDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 Loomis Sayles Multi-Asset Income Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]

What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class I	$84	0.80%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its
performance
?
The Fund’s Class I shares returned 8.88% for the year ended October 31, 2025.
What helped performance during the year?
•
The Fund delivered positive absolute and relative performance, led by an overweight allocation to dividend-paying equities.
• Security selection was strong overall, and particularly within investment grade corporates and dividend-paying equities.
What hurt performance during the year?
• BuyWrites (covered calls on equities) detracted on a relative basis, due to an underweight allocation.
• The Fund’s underweight allocation to high-yield corporates detracted from performance, with security selection partially offsetting the detraction.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	‘
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 10/31/25	1 Year	5 Years	Since Inception *
1290 Loomis Sayles Multi-Asset Income Fund (Class I)	8.88%	7.14%	7.36%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.85%
1290 Multi-Asset Income Index **	8.71%	6.03%	5.72%
MSCI World High Dividend Yield Index	10.18%	11.24%	8.26%
Cboe S&P 500 BuyWrite Index	11.48%	10.91%	7.33%
Bloomberg U.S. Corporate High Yield Index	8.16%	5.47%	6.45%

*	Date of inception: March 7, 2016
**
The 1290 Multi-Asset Income Index is a hypothetical combination of
unmanaged indexes composed of the Bloomberg U.S. Aggregate Bond Index (30%); the MSCI World High Dividend Yield Index (20%); the Cboe S&P 500 BuyWrite Index SM (20%); and the Bloomberg U.S. Corporate High Yield Index (30%).

Performance Inception Date	Mar. 07, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.
Net Assets	$ 92,450,406
Holdings Count | Holding	675
Advisory Fees Paid, Amount	$ 74,983
Investment Company, Portfolio Turnover	191.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of October 31, 2025)

Net Assets	$92,450,406

Number of Portfolio Holdings	675

Total Investment Advisory Fees Paid	$ 74,983

Portfolio Turnover Rate	191%

Holdings [Text Block]	What did the Fund invest in? (as of October 31, 2025) Asset Allocation (as a % of Net Assets)

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND CLASS R
Shareholder Report [Line Items]
Fund Name	1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND
Class Name	CLASS R
Trading Symbol	TNYRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 Loomis Sayles Multi-Asset Income Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]

What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class R	$135	1.30%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its
performance
?
The Fund’s Class R shares returned 8.35% for the year
ended
October 31, 2025.
What helped performance
during
the year?
• The Fund delivered positive absolute and relative performance, led by an overweight allocation to dividend-paying equities.
• Security selection was strong overall, and particularly within investment grade corporates and dividend-paying equities.
What hurt performance during the
year
?
• BuyWrites (covered calls on equities) detracted on a relative basis, due to an underweight allocation.
• The Fund’s underweight allocation to high-yield corporates detracted from performance, with security selection partially offsetting the detraction.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 10/31/25	1 Year	5 Years	Since Inception *
1290 Loomis Sayles Multi-Asset Income Fund (Class R)	8.35%	6.59%	6.83%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.85%
1290 Multi-Asset Income Index **	8.71%	6.03%	5.72%
MSCI World High Dividend Yield Index	10.18%	11.24%	8.26%
Cboe S&P 500 BuyWrite Index	11.48%	10.91%	7.33%
Bloomberg U.S. Corporate High Yield Index	8.16%	5.47%	6.45%

*	Date of inception: March 7, 2016
**
The 1290 Multi-Asset Income Index is a hypothetical combination of
unmanaged indexes composed of the Bloomberg U.S. Aggregate Bond Index (30%); the MSCI World High Dividend Yield Index (20%); the Cboe S&P 500 BuyWrite Index SM (20%); and the Bloomberg U.S. Corporate High Yield Index (30%).

Performance Inception Date	Mar. 07, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.
Net Assets	$ 92,450,406
Holdings Count | Holding	675
Advisory Fees Paid, Amount	$ 74,983
Investment Company, Portfolio Turnover	191.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of October 31, 2025)

Net Assets	$92,450,406

Number of Portfolio Holdings	675

Total Investment Advisory Fees Paid	$74,983

Portfolio Turnover Rate	191%

Holdings [Text Block]	What did the Fund invest in? (as of October 31, 2025) Asset Allocation (as a % of Net Assets)

1290 MULTI-ALTERNATIVE STRATEGIES FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	1290 MULTI-ALTERNATIVE STRATEGIES FUND
Class Name	CLASS A
Trading Symbol	TNMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 Multi-Alternative Strategies Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]

What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class A	$117	1.10%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance
?
The Fund’s Class A shares returned 12.15% (without sales charge) for the year ended October 31, 2025.
What helped performance during the year?
• The Fund’s exposure to convertible bonds, precious metals and long-short equity all contributed positively to performance as equity markets continued to rise.
What hurt performance during the year?
• The Fund’s exposure to global real estate and inflation protected securities detracted from performance. While higher on an absolute basis, they returned less relative to other asset classes within the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2025	1 Year	5 Years	10 Years
1290 Multi-Alternative Strategies Fund (Class A)
without Sales Charge	12.15%	4.84%	3.07%
with Sales Charge	6.03%	3.65%	2.49%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
ICE BofA U.S. 3-Month Treasury Bill Index	4.37%	3.06%	2.13%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.
Net Assets	$ 25,330,327
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of October 31, 2025)

Net Assets	$25,330,327

Number of Portfolio Holdings	12

Total Investment Advisory Fees Paid (net of waiver)	$0

Portfolio Turnover Rate	22%

Holdings [Text Block]	What did the Fund invest in? (as of October 31, 2025) Alternative Category and Strategy Allocation (as a % of Net Assets)

1290 MULTI-ALTERNATIVE STRATEGIES FUND - CLASS I
Shareholder Report [Line Items]
Fund Name	1290 MULTI-ALTERNATIVE STRATEGIES FUND
Class Name	CLASS I
Trading Symbol	TNMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 Multi-Alternative Strategies Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]

What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class I	$90	0.85%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance
?
The Fund’s Class I shares returned 12.40% for the year ended October 31, 2025.
What helped performance during the year?
• The Fund’s exposure to convertible bonds, precious metals and long-short equity all contributed positively to performance as equity markets continued to rise.
What hurt performance during the year?
• The Fund’s exposure to global real estate and inflation protected securities detracted from performance. While higher on an absolute basis, they returned less relative to other asset classes within the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 10/31/25	1 Year	5 Years	10 Years
1290 Multi-Alternative Strategies Fund (Class I)	12.40%	5.09%	3.32%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
ICE BofA U.S. 3-Month Treasury Bill Index	4.37%	3.06%	2.13%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.
Net Assets	$ 25,330,327
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of October 31, 2025)

Net Assets	$25,330,327

Number of Portfolio Holdings	12

Total Investment Advisory Fees Paid (net of waiver)	$0

Portfolio Turnover Rate	22%

Holdings [Text Block]	What did the Fund invest in? (as of October 31, 2025) Alternative Category and Strategy Allocation (as a % of Net Assets)

1290 MULTI-ALTERNATIVE STRATEGIES FUND - CLASS R
Shareholder Report [Line Items]
Fund Name	1290 MULTI-ALTERNATIVE STRATEGIES FUND
Class Name	CLASS R
Trading Symbol	TNMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 Multi-Alternative Strategies Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]

What were the Fund costs for the last year ? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class R	$143	1.35%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
The Fund’s Class R shares returned 11.73% for the year ended October 31, 2025.
What helped performance during the year?
• The Fund’s exposure to convertible bonds, precious metals and long-short equity all contributed positively to performance as equity markets continued to rise.
What hurt performance during the year?
• The Fund’s exposure to global real estate and inflation protected securities detracted from performance. While higher on an absolute basis, they returned less relative to other asset classes within the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 10/31/25	1 Year	5 Years	10 Years
1290 Multi-Alternative Strategies Fund (Class R)	11.73%	4.56%	2.80%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
ICE BofA U.S. 3-Month Treasury Bill Index	4.37%	3.06%	2.13%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.
Net Assets	$ 25,330,327
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of October 31, 2025)

Net Assets	$25,330,327

Number of Portfolio Holdings	12

Total Investment Advisory Fees Paid (net of waiver)	$0

Portfolio Turnover Rate	22%

Holdings [Text Block]	What did the Fund invest in? (as of October 31, 2025) Alternative Category and Strategy Allocation (as a % of Net Assets)

1290 SMARTBETA EQUITY FUND - CLASS I
Shareholder Report [Line Items]
Fund Name	1290 SMARTBETA EQUITY FUND
Class Name	CLASS I
Trading Symbol	TNBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 SmartBeta Equity Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]

What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class I	$90	0.85%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
The Fund’s Class I shares returned 12.90% for the year ended October 31, 2025.
What helped performance during the year?
•
The Fund’s underweight exposure to Healthcare, Energy, and Real Estate companies, which underperformed the broader market, supported performance.
•
During Q1 2025 and April, amidst market turbulence driven by concerns over tariffs, the Fund demonstrated strong defensive qualities and resilience, thanks to its focus on low-volatility, high-quality stocks.
What hurt performance during the year?
•
The Fund’s overweight exposure to low-volatility, high-quality earnings stocks detracted from performance as higher-beta stocks outperformed the broader market during this period.
•
The overweight allocation to Consumer Staples companies, which underperformed the broader market, detracted from performance.
•
Stock selection within the Information Technology sector, which excluded highly volatile companies, and within Financials, where the focus was on defensive financial services, contributed to the underperformance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 10/31/25	1 Year	5 Years	10 Years
1290 SmartBeta Equity Fund (Class I)	12.90%	12.70%	10.48%
MSCI World (Net) Index	22.02%	15.58%	11.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.
Net Assets	$ 265,320,986
Holdings Count | Holding	298
Advisory Fees Paid, Amount	$ 1,079,809
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of October 31, 2025)

Net Assets	$265,320,986

Number of Portfolio Holdings	298

Total Investment Advisory Fees Paid	$1,079,809

Portfolio Turnover Rate	33%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	21.2%

Financials	19.0%

Industrials	14.8%

Consumer Discretionary	9.7%

Consumer Staples	9.0%

Health Care	8.7%

Communication Services	7.6%

Utilities	4.0%

Materials	3.0%

Energy	1.4%

Real Estate	0.6%

Short-Term Investments	1.0%

Cash and Other Assets Less Liabilities	0.0	% #

Regional Breakdown (as a % of Net Assets)

North America	82.3%

Europe EU	7.5%

Asia	5.0%

Europe non-EU	2.5%

Australasia	1.8%

United Kingdom	0.6%

South America	0.3%

#	Less than 0.05%

1290 SMARTBETA EQUITY FUND - CLASS R
Shareholder Report [Line Items]
Fund Name	1290 SMARTBETA EQUITY FUND
Class Name	CLASS R
Trading Symbol	TNBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 SmartBeta Equity Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]

What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class R	$143	1.35%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance
?
The Fund’s Class R shares returned 12.34% for the year ended October 31, 2025.
What helped performance during the year?
•
The Fund’s underweight exposure to Healthcare, Energy, and Real Estate companies, which underperformed the broader market, supported performance.
•
During Q1 2025 and April, amidst market turbulence driven by concerns over tariffs, the Fund demonstrated strong defensive qualities and resilience, thanks to its focus on low-volatility, high-quality stocks.
What hurt performance during the year?
•
The Fund’s overweight exposure to low-volatility, high-quality earnings stocks detracted from performance as higher-beta stocks outperformed the broader market during this period.
•
The overweight allocation to Consumer Staples companies, which underperformed the broader market, detracted from performance.
•
Stock selection within the Information Technology sector, which excluded highly volatile companies, and within Financials, where the focus was on defensive financial services, contributed to the underperformance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 10/31/25	1 Year	5 Years	10 Years
1290 SmartBeta Equity Fund (Class R)	12.34%	12.13%	9.92%
MSCI World (Net) Index	22.02%	15.58%	11.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.
Net Assets	$ 265,320,986
Holdings Count | Holding	298
Advisory Fees Paid, Amount	$ 1,079,809
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of October 31, 2025)

Net Assets	$265,320,986

Number of Portfolio Holdings	298

Total Investment Advisory Fees Paid	$1,079,809

Portfolio Turnover Rate	33%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	21.2%

Financials	19.0%

Industrials	14.8%

Consumer Discretionary	9.7%

Consumer Staples	9.0%

Health Care	8.7%

Communication Services	7.6%

Utilities	4.0%

Materials	3.0%

Energy	1.4%

Real Estate	0.6%

Short-Term Investments	1.0%

Cash and Other Assets Less Liabilities	0.0	% #

Regional Breakdown (as a % of Net Assets)

North America	82.3%

Europe EU	7.5%

Asia	5.0%

Europe non-EU	2.5%

Australasia	1.8%

United Kingdom	0.6%

South America	0.3%

#	Less than 0.05%

1290 SMARTBETA EQUITY FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	1290 SMARTBETA EQUITY FUND
Class Name	CLASS A
Trading Symbol	TNBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 SmartBeta Equity Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]

What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class A	$117	1.10%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
The Fund’s Class A shares returned 12.68% (without sales charge) for the year ended October 31, 2025.
What helped performance during the year?
• The Fund’s underweight exposure to Healthcare, Energy, and Real Estate companies, which underperformed the broader market, supported performance.
• During Q1 2025 and April, amidst market turbulence driven by concerns over tariffs, the Fund demonstrated strong defensive qualities and resilience, thanks to its focus on low-volatility, high-quality stocks.
What hurt performance during the year?
• The Fund’s overweight exposure to low-volatility, high-quality earnings stocks detracted from performance as higher-beta stocks outperformed the broader market during this period.
• The overweight allocation to Consumer Staples companies, which underperformed the broader market, detracted from performance.
• Stock selection within the Information Technology sector, which excluded highly volatile companies, and within Financials, where the focus was on defensive financial services, contributed to the underperformance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2025	1 Year	5 Years	10 Years
1290 SmartBeta Equity Fund (Class A)
without Sales Charge	12.68%	12.42%	10.20%
with Sales Charge	6.46%	11.15%	9.58%
MSCI World (Net) Index	22.02%	15.58%	11.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.
Net Assets	$ 265,320,986
Holdings Count | Holding	298
Advisory Fees Paid, Amount	$ 1,079,809
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of October 31, 2025)

Net Assets	$265,320,986

Number of Portfolio Holdings	298

Total Investment Advisory Fees Paid	$1,079,809

Portfolio Turnover Rate	33%

Holdings [Text Block]
What did the Fund inv
est
in?
(as of October 31, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	21.2%

Financials	19.0%

Industrials	14.8%

Consumer Discretionary	9.7%

Consumer Staples	9.0%

Health Care	8.7%

Communication Services	7.6%

Utilities	4.0%

Materials	3.0%

Energy	1.4%

Real Estate	0.6%

Short-Term Investments	1.0%

Cash and Other Assets Less Liabilities	0.0	% #

Regional Breakdown (as a % of Net Assets)

North America	82.3%

Europe EU	7.5%

Asia	5.0%

Europe non-EU	2.5%

Australasia	1.8%

United Kingdom	0.6%

South America	0.3%

# Less than 0.05%